Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of income/(loss) before income taxes are as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Domestic (UK)	$(16,600,376)	$(35,295,613)	$(17,956,167)
Foreign	133,596	(103,644)	(184,830)
Loss before income tax	$(16,466,780)	$(35,399,257)	$(18,140,997)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income taxes relating to the Company’s operations are as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Current income taxes
Domestic (UK)	-	-	-
Foreign	-	-	-
Deferred income taxes	-	-	-
Domestic (UK)	-	-	-
Foreign	-	-	-
Income tax expense/recovery

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Income taxes at the UK statutory rate compared to the Company’s income tax expenses as reported are as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Net loss before income tax	$(16,466,780)	$(35,399,257)	$(18,140,997)
Statutory rate	19.00%	19.25%	20.00%
Expected income tax recovery	(3,128,688)	(6,814,357)	(3,628,199)
Impact on income tax expense/recovery from
Change in valuation allowance	(1,159,720)	4,210,615	1,336,161
Permanent differences - liability related to options and warrants	-	(6,706)	(130,061)
Tax rate difference in foreign jurisdictions	2,686,296	801,056	80,986
Change of tax rate due to U.S. tax reform	-	2,506,519	-
Change of tax rate from prior year	1,602,112	(697,127)	2,341,113
Income tax expense	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The Company’s deferred tax assets and liabilities consist of the following:

	December 31, 2018	December 31, 2017
Deferred tax assets
Stock-based compensation	1,590,703	1,464,527
Litigation settlement loss	-	513,000
Stock option and warrant revaluation	313,213	965,454
Tax loss carry forward	17,037,739	17,158,394
Valuation allowance	(18,941,655)	(20,101,375)
Deferred tax assets/liabilities	-	-